GENERAL (Schedule of Revenue and Net Earnings) (Details) - ESC BAZ Ltd. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Revenues	$ 3,969
Net income	$ 210